Income Taxes - Significant Components of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Deferred income tax assets:
Accounts receivable and inventory valuation allowances	$ 16.5	$ 5.3
Deferred compensation accruals	9.9	3.1
Accrued pension expense	58.9	36.6
Stock-based compensation	7.7	11.2
Net operating loss and foreign tax credit carryforward	3.9	2.8
Other amounts not deductible until paid	10.1	7.3
Other	1.4
Total gross deferred income tax assets	108.4	66.3
Less valuation allowance	(3.2)	(2.5)
Net deferred income tax assets	105.2	63.8
Deferred income tax liabilities:
Tax depreciation in excess of book depreciation	(9.9)	(6.0)
Intangible assets	(302.0)
Other	(4.9)	(5.7)
Total deferred income tax liabilities	(316.8)	(11.7)
Net deferred income tax assets (liabilities)	$ (211.6)	$ 52.1